Commitments and Contingencies (Details)			12 Months Ended
	Nov. 15, 2024 USD ($) $ / shares shares	Oct. 31, 2023	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2024 USD ($)	Aug. 31, 2020 USD ($) ft²	Aug. 20, 2019	Oct. 18, 2018 ft²	Jun. 30, 2016
Commitments and Contingencies [Line Items]
Sublease agreement						39 months	63 months
Office space (in Square Feet) | ft²						10,080
Security deposit amount			$ 126,145	$ 126,145	$ 126,145	$ 117,336
Lease agreement						39 months
Extended lease first amendment		October 31, 2028
Interest rate			4.75%						12.00%
litigation amount			$ 662,893.75
Interest and attorney fees			44,595
Net proceeds from offering	$ 20,000,000
Bonus paid no later than term	5 days
Contingent consideration liability amount
Chief Operating Officer [Member]
Commitments and Contingencies [Line Items]
Fair market value shares (in Shares) | shares	112,500
Chief Operating Officer [Member] | Warrant [Member]
Commitments and Contingencies [Line Items]
Fair market value shares (in Shares) | shares	100,000
Orlando, Florida [Member]
Commitments and Contingencies [Line Items]
Sublease agreement								2 years
Office space (in Square Feet) | ft²								3,360
Common Class A [Member] | Chief Operating Officer [Member]
Commitments and Contingencies [Line Items]
Exercise price per share (in Dollars per share) | $ / shares	$ 2